Goodwill - Summary of Weighted Average Cost of Capital (Detail) - US Dollar [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Colombia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	6.00%	6.00%
Rest of Middle Americas [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%	9.00%
South Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	8.00%	7.00%
Rest of Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%	10.00%
Rest Of Asia Pacific [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	6.00%	6.00%